Other financing arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Other Financing Arrangements

	2021	2020
Other financing arrangements	$1,363.1	$879.5
Deferred financing fees	(23.3)	(13.7)
Other financing arrangements	1,339.8	865.8
Current portion of other financing arrangements	(100.5)	(64.1)
Other financing arrangements	$1,239.3	$801.7

Schedule of Repayments Due for Other Financing Arrangements	Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2022	$101.0
2023	101.4
2024	102.6
2025	97.4
2026	94.2
Thereafter	866.5
$1,363.1